Prepayments and other current assets, net - Summary of provision for prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets, net
Balance at the beginning of year	¥ 292,870	$ 41,880	¥ 319,321	¥ 324,878
Addition	4,438	635	900	1,355
Reversal	(4,114)	(588)	(14,381)	(4,278)
Write-offs	0		(1,700)	(2,634)
Disposals of subsidiaries	0		(11,270)	0
Balance at the end of year	¥ 293,194	$ 41,927	¥ 292,870	¥ 319,321